Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of the Company’s Assets Measured at Fair Value	The following table presents information about the Company’s assets measured at fair value on a recurring basis as of March 31, 2024 and September 30, 2023, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
	Fair Value Measured as of March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$-	$2,527,603	$2,527,603
	Fair Value Measured as of September 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$-	$13,219,005	$13,219,005

Schedule of Property and Equipment Estimated Useful Lives	Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of Intangible Assets Estimated Useful Lives	Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	50 years
Software	3 years

Schedule of Currency Exchange Rate	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	March 31, 2024	March 31, 2023	September 30, 2023
Period-end US$: RMB exchange rate	7.2203	6.8676	7.2960
Period-end US$: HK exchange rate	7.8259	7.8499	7.8308
Period average US$: RMB exchange rate	7.2064	6.9761	7.0533
Period average US$: HK exchange rate	7.8172	7.8303	7.8310